Income Tax - Summary of Income Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of Deferred Tax Assets [Abstract]
—Net operating loss carry forwards	$ 3,334	$ 40,859
Less: Valuation allowance	(3,334)	$ (40,859)	$ (102)
Total deferred income tax assets